Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Product inventory	$ 2,219	$ 1,573
Work in progress	648	800
Consumable inventory	1,059	976
Total	3,926	3,349
Write-down to net realizable value recorded in the income statement	$ 86	$ 199	$ 518